Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Investments - Available-for-sale, at fair value:
Fixed maturities (amortized cost: $16,287.1 and $15,347.9)		$ 16,243.8	$ 15,332.2
Equity securities:
Nonredeemable preferred stocks (cost: $734.2 and $674.2)		853.5	782.6
Common equities (cost: $1,437.5 and $1,494.3)		2,812.4	2,650.5
Short-term investments (amortized cost: $3,572.9 and $2,172.0)		3,572.9	2,172.0
Total investments	[1],[2]	23,482.6	20,937.3
Cash		211.5	224.1
Restricted cash	[3]	14.9	0.3
Accrued investment income		103.9	102.2
Premiums receivable, net of allowance for doubtful accounts of $186.8 and $164.8		4,509.2	3,987.7
Reinsurance recoverables, including $83.8 and $46.1 on paid losses and loss adjustment expenses		1,884.8	1,488.8
Prepaid reinsurance premiums		170.5	199.3
Deferred acquisition costs		651.2	564.1
Property and equipment, net of accumulated depreciation of $845.8 and $778.3		1,177.1	1,037.2
Goodwill		449.4	447.6
Intangible assets, net of accumulated amortization of $109.5 and $47.4		432.8	494.9
Other assets		339.6	335.8
Total assets		33,427.5	29,819.3
Liabilities
Unearned premiums		7,468.3	6,621.8
Loss and loss adjustment expense reserves		11,368.0	10,039.0
Net deferred income taxes		111.3	109.3
Dividends payable		395.4	519.2
Accounts payable, accrued expenses, and other liabilities	[4]	2,495.5	2,067.8
Debt	[5]	3,148.2	2,707.9
Total liabilities		24,986.7	22,065.0
Redeemable noncontrolling interest (NCI)	[6]	483.7	464.9
Shareholders' Equity
Common shares, $1.00 par value (authorized 900.0; issued 797.5 and 797.6 including treasury shares of 217.6 and 214.0)		579.9	583.6
Paid-in capital		1,303.4	1,218.8
Retained earnings		5,140.4	4,686.6
Accumulated other comprehensive income:
Net unrealized gains (losses) on securities		939.6	809.0
Net unrealized losses on forecasted transactions		(9.4)	(8.2)
Foreign currency translation adjustment		(1.1)	(1.5)
Accumulated other comprehensive (income) loss attributable to NCI		4.3	1.1
Total accumulated other comprehensive income attributable to Progressive		933.4	800.4
Total shareholders’ equity		7,957.1	7,289.4
Total liabilities, redeemable NCI, and shareholders’ equity		$ 33,427.5	$ 29,819.3

[1]	Our portfolio reflects the effect of unsettled security transactions and collateral on any open derivative positions; at December 31, 2016, $27.8 million was included in "other liabilities," compared to $23.1 million in "other assets" at December 31, 2015.
[2]	The total fair value of the portfolio at both December 31, 2016 and 2015 included $1.3 billion of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.
[3]	See Note 1 – Reporting and Accounting Policies - Supplemental Cash Flow information for further discussion.
[4]	See Note 12 – Litigation and Note 13 – Commitments and Contingencies for further discussion.
[5]	Consists of both short-term and long-term debt. See Note 4 – Debt for further discussion.
[6]	See Note 15 – Redeemable Noncontrolling Interest for further discussion.